Accounts receivable, net	12 Months Ended
Dec. 31, 2019
Accounts receivable, net
Accounts receivable, net
8. Accounts receivable, net
Accounts receivable, net consists of the following:

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB
Online retail and online marketplace receivables (*)	14,819,862	7,756,808	2,392,737
Logistics receivables	1,020,771	2,997,163	3,073,641
Advertising receivables and others	572,495	534,410	1,042,211

Accounts receivable	16,413,128	11,288,381	6,508,589
Allowance for doubtful accounts	(53,981)	(178,393)	(318,001)

Accounts receivable, net	16,359,147	11,109,988	6,190,588
The movements in the allowance for doubtful accounts are as follows:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at beginning of the year	(36,993)	(53,981)	(178,393)
Additions	(16,988)	(124,412)	(213,395)
Write-off	—	—	73,787

Balance at end of the year	(53,981)	(178,393)	(318,001)

(*)	For the accounts receivable in relation to consumer financing business, which is recorded in online re tail
 and online marketplace receivables, as JD Digits performs credit risk assessment services for the individuals and purchases the over-due
receivables from the Group at carrying values to absorb the risks and obtain the rewards from such business, no allowance for doubtful accounts in relation to consumer financing receivables were provided.